Other Financial Assets and Financial Liabilities - Description of Significant Unobservable Inputs to Valuation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Increase in fair value due to a decrease in the liquidity discount	$ 203	$ 204